Prepayment from Customer	3 Months Ended
Mar. 31, 2020
Prepayment from Customer [Abstract]
Prepayment from Customer

NOTE 10 - Prepayment from Customer

On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon Aerospace, Inc. ("Klingon"), which was formerly named as Luxe Electronic Co., Ltd. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of March 31, 2020, December 31, 2019 and 2018, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. As of March 31, 2020, the project is still ongoing.